UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07185
Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions — Money Market Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS		PURCHASE		DATE	VALUE

	Repurchase Agreements (62.7%)
$16,000	Bank of Nova Scotia, (dated 09/30/11; proceeds $16,000,160; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 03/01/41; valued at $16,457,069)	0.12%		10/03/11	$16,000,000
9,346	BNP Paribas Securities Corp., (dated 09/30/11; proceeds $9,346,093; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.00% due 06/01/24 - 06/01/40; Federal National Mortgage Association 5.00% due 11/01/40; valued at $9,626,380)	0.12		10/03/11	9,346,000
22,000	Credit Agricole Securites, (dated 09/30/11; proceeds $22,000,092; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 04/30/16; valued at $22,424,608)	0.05		10/03/11	22,000,000
10,000	ING Financial Markets LLC, (dated 09/30/11; proceeds $10,000,083; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 02/01/20 - 02/01/41; valued at $10,335,930)	0.10		10/03/11	10,000,000

	Total Repurchase Agreements (Cost $57,346,000)				57,346,000

	Commercial Paper (22.9%)
	International Banks
4,000	Barclays US Funding Corp.	0.10		10/03/11	3,999,978
4,000	Credit Suisse NY	0.32		11/28/11	3,997,938
4,000	Deutsche Bank Securities, Inc.	0.20		10/05/11	3,999,911
2,000	Nordea North America, Inc.	0.52		03/15/12	1,995,250
4,000	Rabobank USA Financial Corp.	0.30		11/28/11	3,998,067
3,000	Westpac Securities NZ Ltd. (a)	0.43		02/03/12	2,995,625

	Total Commercial Paper (Cost $20,986,769)				20,986,769

	Certificates of Deposit (5.5%)
	International Banks
4,000	DNB NOR Bank ASA	0.09		10/05/11	4,000,000
1,000	Svenska Handelsbanken AB	0.39		02/06/12	1,000,018

	Total Certificates of Deposit (Cost $5,000,018)				5,000,018

		COUPON	DEMAND
		RATE(b)	DATE(c)
	Floating Rate Notes (5.5%)
	International Banks
2,500	Royal Bank of Canada	0.31%	11/25/11	02/27/12	2,500,000
2,500	UBS AG	0.28	10/14/11	12/14/11	2,500,000

	Total Floating Rate Notes (Cost $5,000,000)				5,000,000

Morgan Stanley Select Dimensions — Money Market Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(b)	DATE(c)	DATE	VALUE

	Tax-Exempt Instruments (3.3%)
	Weekly Variable Rate Bonds
$3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.15%	10/07/11	10/01/48	$3,000,000

	Total Investments (Cost $91,332,787) (d)			99.9%	91,332,787
	Other Assets in Excess of Liabilities			0.1	56,045

	Net Assets			100.0%	$91,388,832

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Rate shown is the rate in effect at September 30, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Foreign Government & Corporate Bonds (22.3%)
	Argentina (0.5%)
	Sovereign
$141	Argentina Bonos	7.00%	10/03/15	$114,210

	Australia (2.2%)
	Basic Materials (0.7%)
35	FMG Resources August 2006 Pty Ltd. (a)	6.375	02/01/16	31,675
160	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	141,600

				173,275

	Communications (0.2%)
40	Telstra Corp., Ltd. (a)	4.80	10/12/21	41,936

	Consumer, Cyclical (0.1%)
35	Wesfarmers Ltd. (a)	2.983	05/18/16	35,468

	Consumer, Non-Cyclical (0.2%)
45	Woolworths Ltd. (a)	4.00	09/22/20	46,883

	Finance (1.0%)
50	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	52,224
100	National Australia Bank Ltd. (a)	3.375	07/08/14	107,052
75	WEA Finance LLC (a)	4.625	05/10/21	71,754

				231,030

	Total Australia			528,592

	Belgium (0.1%)
	Consumer, Non-Cyclical
34	Delhaize Group SA	5.70	10/01/40	35,358

	Brazil (2.5%)
	Basic Materials (0.3%)
50	Vale Overseas Ltd.	5.625	09/15/19	52,850
5	Vale Overseas Ltd.	6.875	11/10/39	5,425

				58,275

	Consumer, Non-Cyclical (0.3%)
75	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	81,000

	Energy (0.2%)
55	Petrobras International Finance Co.	5.75	01/20/20	57,640

	Sovereign (1.7%)
200	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369	06/16/18	221,000
150	Brazilian Government International Bond	5.875	01/15/19	172,875
10	Brazilian Government International Bond	7.125	01/20/37	12,825

				406,700

	Total Brazil			603,615

	Canada (0.5%)
	Basic Materials
120	Nova Chemicals Corp.	8.375	11/01/16	126,600

	Dominican Republic (0.0%)
	Sovereign
5	Dominican Republic International Bond	9.04	01/23/18	5,984

	France (0.7%)
	Communications (0.3%)
15	France Telecom SA	8.50	03/01/31	20,831

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$40	Vivendi SA (a)	6.625%		04/04/18	$45,458

					66,289

	Finance (0.2%)
50	BNP Paribas SA	5.00		01/15/21	49,040

	Industrials (0.2%)
40	Lafarge SA (a)	6.20		07/09/15	39,833

	Total France				155,162

	Germany (0.3%)
	Communications (0.2%)
25	Deutsche Telekom International Finance BV	8.75		06/15/30	33,432

	Consumer, Cyclical (0.1%)
30	Daimler Finance North America LLC	7.30		01/15/12	30,522

	Total Germany				63,954

	Ghana (0.4%)
	Sovereign
100	Republic of Ghana (a)	8.50		10/04/17	107,000

	Indonesia (1.1%)
	Sovereign
100	Indonesia Government International Bond	7.75		01/17/38	127,000
100	Indonesia Government International Bond (a)	11.625		03/04/19	142,750

	Total Indonesia				269,750

	Italy (0.5%)
	Communications (0.1%)
25	Telecom Italia Capital SA	6.999		06/04/18	25,084

	Utilities (0.4%)
100	Enel Finance International N.V. (a)	5.125		10/07/19	93,878

	Total Italy				118,962

	Kazakhstan (0.5%)
	Sovereign
100	KazMunayGas National Co. (a)	9.125		07/02/18	113,500

	Luxembourg (1.2%)
	Basic Materials (0.2%)
40	ArcelorMittal	9.85		06/01/19	45,385

	Communications (0.5%)
95	Intelsat Jackson Holdings SA	9.50		06/15/16	96,544
23	Intelsat Luxembourg SA	11.50	(b)	02/04/17	20,081

					116,625

	Technology (0.5%)
120	Sensata Technologies BV (a)	6.50		05/15/19	114,600

	Total Luxembourg				276,610

	Mexico (1.9%)
	Consumer, Non-Cyclical (0.4%)
100	Grupo Bimbo SAB de CV (a)	4.875		06/30/20	101,500

	Sovereign (1.5%)
44	Mexico Government International Bond	5.95		03/19/19	50,160
20	Mexico Government International Bond	6.05		01/11/40	22,700
100	Mexico Government International Bond	6.75		09/27/34	123,500
33	Pemex Project Funding Master Trust	6.625		06/15/35	35,722
25	Pemex Project Funding Master Trust	6.625		06/15/38	27,125
60	Petroleos Mexicanos	5.50		01/21/21	63,600
15	Petroleos Mexicanos	8.00		05/03/19	18,450

					341,257

	Total Mexico				442,757

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Netherlands (0.3%)
	Finance
$75	Aegon N.V.	4.625%	12/01/15	$76,745

	New Zealand (0.4%)
	Industrials
140	Pactiv Corp.	7.95	12/15/25	100,800

	Peru (0.4%)
	Sovereign
40	Peruvian Government International Bond	7.125	03/30/19	48,500
10	Peruvian Government International Bond	7.35	07/21/25	12,500
16	Peruvian Government International Bond	8.75	11/21/33	22,776

	Total Peru			83,776

	Philippines (0.4%)
	Sovereign
87	Philippine Government International Bond	8.875	03/17/15	104,400

	Russia (1.3%)
	Sovereign
137	Russian Foreign Bond — Eurobond	7.50	03/31/30	154,219
90	Russian Foreign Bond — Eurobond	12.75	06/24/28	149,400

	Total Russia			303,619

	Spain (0.9%)
	Communications (0.2%)
45	Telefonica Europe BV	8.25	09/15/30	50,468

	Finance (0.4%)
100	BBVA US Senior SAU	3.25	05/16/14	93,771

	Utilities (0.3%)
75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	72,598

	Total Spain			216,837

	Switzerland (0.7%)
	Finance (0.6%)
65	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	66,497
70	Credit Suisse	5.40	01/14/20	67,360
5	Credit Suisse	6.00	02/15/18	5,080

				138,937

	Industrials (0.1%)
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	26,577

	Total Switzerland			165,514

	Turkey (0.7%)
	Sovereign
100	Turkey Government International Bond	6.75	04/03/18	110,250
17	Turkey Government International Bond	6.875	03/17/36	18,190
15	Turkey Government International Bond	8.00	02/14/34	18,075
19	Turkey Government International Bond	11.875	01/15/30	31,208

	Total Turkey			177,723

	Ukraine (0.8%)
	Sovereign
100	Ukraine Government International Bond	6.75	11/14/17	90,600
100	Ukraine Government International Bond	7.75	09/23/20	90,750

	Total Ukraine			181,350

	United Kingdom (2.7%)
	Communications (1.4%)
100	Sable International Finance Ltd. (a)	7.75	02/15/17	97,500
100	Virgin Media Finance PLC, Series 1	9.50	08/15/16	108,500

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$100	WPP Finance UK	8.00%	09/15/14	$113,253

				319,253

	Finance (0.9%)
65	Barclays Bank PLC	6.75	05/22/19	70,328
30	HSBC Holdings PLC	5.10	04/05/21	30,951
120	Nationwide Building Society (a)	6.25	02/25/20	121,135

				222,414

	Industrials (0.4%)
100	BAA Funding Ltd. (a)	4.875	07/15/21	101,940

	Total United Kingdom			643,607

	Uruguay (0.1%)
	Sovereign
10	Uruguay Government International Bond	8.00	11/18/22	12,500

	Venezuela (1.2%)
	Sovereign
130	Petroleos de Venezuela SA	8.50	11/02/17	86,775
20	Venezuela Government International Bond	6.00	12/09/20	11,300
150	Venezuela Government International Bond	7.65	04/21/25	85,500
159	Venezuela Government International Bond	9.25	09/15/27	101,760

	Total Venezuela			285,335

	Total Foreign Government & Corporate Bonds (Cost $5,192,527)			5,314,260

	Domestic Corporate Bonds (53.6%)
	Basic Materials (3.2%)
40	Barrick North America Finance LLC	4.40	05/30/21	41,098
70	Boise Paper Holdings LLC/Boise Finance Co.	9.00	11/01/17	73,500
95	CF Industries, Inc.	6.875	05/01/18	106,281
65	Georgia-Pacific LLC	8.875	05/15/31	81,336
60	International Paper Co.	7.50	08/15/21	69,515
200	JMC Steel Group (a)	8.25	03/15/18	189,000
108	Lyondell Chemical Co. (a)	8.00	11/01/17	116,910
70	Solutia, Inc.	8.75	11/01/17	74,900

				752,540

	Communications (7.2%)
30	CBS Corp.	8.875	05/15/19	38,371
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50	04/30/21	133,000
30	CenturyLink, Inc.	6.45	06/15/21	27,847
105	Cincinnati Bell, Inc.	8.375	10/15/20	97,913
140	CommScope, Inc. (a)	8.25	01/15/19	137,200
95	Cricket Communications, Inc. (a)	7.75	10/15/20	82,175
180	CSC Holdings LLC	8.625	02/15/19	198,450
65	DISH DBS Corp.	6.625	10/01/14	66,056
100	DISH DBS Corp. (a)	6.75	06/01/21	96,000
30	Earthlink, Inc.	8.875	05/15/19	26,475
80	EH Holding Corp. (a)	7.625	06/15/21	77,400
15	Expedia, Inc.	5.95	08/15/20	15,098
110	Frontier Communications Corp.	9.00	08/15/31	94,325
145	inVentiv Health, Inc. (a)	10.00	08/15/18	128,325
50	NBC Universal Media LLC	5.15	04/30/20	54,925
70	Sprint Capital Corp.	6.90	05/01/19	60,550
15	Time Warner, Inc.	4.875	03/15/20	15,984
30	Time Warner, Inc.	5.875	11/15/16	33,947
65	Verizon Communications, Inc.	6.35	04/01/19	78,284
30	Windstream Corp.	7.75	10/01/21	29,100
100	Windstream Corp.	7.875	11/01/17	101,750
120	XM Satellite Radio, Inc. (a)	7.625	11/01/18	121,800

				1,714,975

	Consumer, Cyclical (6.4%)
75	AmeriGas Partners LP/AmeriGas Finance Corp.	6.50	05/20/21	72,750

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$70	Ameristar Casinos, Inc. (a)	7.50%		04/15/21	$68,075
80	Caesars Entertainment Operating Co., Inc.	10.00		12/15/18	48,000
110	Caesars Entertainment Operating Co., Inc.	11.25		06/01/17	111,512
125	Dana Holding Corp.	6.50		02/15/19	119,375
50	Gap, Inc. (The)	5.95		04/12/21	47,113
65	Home Depot, Inc.	5.875		12/16/36	75,938
30	Hyatt Hotels Corp. (a)	6.875		08/15/19	33,818
15	Ingram Micro, Inc.	5.25		09/01/17	15,958
15	JC Penney Co., Inc.	5.65		06/01/20	14,138
36	JC Penney Corp., Inc.	6.375		10/15/36	30,420
145	Lennar Corp.	6.95		06/01/18	129,775
100	Levi Strauss & Co.	7.625		05/15/20	93,500
140	MGM Resorts International	7.625		01/15/17	120,750
50	QVC, Inc. (a)	7.125		04/15/17	52,500
299	Resort at Summerlin LP, Series B (c)(d)(e)(f)	13.00	(b)	12/15/07	0
30	Tenneco, Inc.	6.875		12/15/20	29,250
105	Tenneco, Inc.	7.75		08/15/18	106,050
70	TRW Automotive, Inc. (a)	8.875		12/01/17	74,900
35	Wal-Mart Stores, Inc.	5.25		09/01/35	40,307
55	Wyndham Worldwide Corp.	5.625		03/01/21	55,284
145	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75		08/15/20	152,975
30	Yuml Brands, Inc.	6.875		11/15/37	39,452

					1,531,840

	Consumer, Non-Cyclical (13.1%)
20	Altria Group, Inc.	9.25		08/06/19	26,255
100	Aptalis Pharma, Inc.	12.75		03/01/16	101,500
285	ARAMARK Corp.	8.50		02/01/15	289,987
35	Bunge Ltd. Finance Corp.	8.50		06/15/19	43,673
25	ConAgra Foods, Inc.	7.00		10/01/28	29,090
20	ConAgra Foods, Inc.	8.25		09/15/30	25,792
285	Constellation Brands, Inc.	7.25		05/15/17	300,675
45	Coventry Health Care, Inc.	5.45		06/15/21	48,682
195	Del Monte Foods Co. (a)	7.625		02/15/19	165,750
60	Fresenius Medical Care US Finance, Inc. (a)	6.50		09/15/18	61,200
65	Gilead Sciences, Inc.	4.50		04/01/21	70,193
125	HCA, Inc.	7.69		06/15/25	113,125
75	Healthsouth Corp.	7.75		09/15/22	68,438
140	IASIS Healthcare LLC/IASIS Capital Corp. (a)	8.375		05/15/19	114,100
280	Jarden Corp.	7.50		05/01/17	287,000
135	Kindred Healthcare, Inc. (a)	8.25		06/01/19	103,781
50	Kraft Foods, Inc.	5.375		02/10/20	56,683
50	Life Technologies Corp.	6.00		03/01/20	55,446
30	Quest Diagnostics, Inc.	6.95		07/01/37	37,775
270	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25		02/01/21	234,900
8	Select Medical Corp.	7.625		02/01/15	6,970
35	Select Medical Holdings Corp.	6.267	(g)	09/15/15	28,700
285	SUPERVALU, Inc.	8.00		05/01/16	270,750
80	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75		08/01/16	84,400
125	TreeHouse Foods, Inc.	7.75		03/01/18	129,688
115	Valeant Pharmaceuticals International (a)	6.50		07/15/16	107,525
85	Valeant Pharmaceuticals International (a)	7.25		07/15/22	75,013
35	Verisk Analytics, Inc.	5.80		05/01/21	39,366
145	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75		09/15/18	139,200

					3,115,657

	Energy (5.7%)
80	Alpha Natural Resources, Inc.	6.25		06/01/21	75,100
55	Anadarko Petroleum Corp.	6.95		06/15/19	63,898
200	Concho Resources, Inc.	7.00		01/15/21	200,000
155	Denbury Resources, Inc.	9.75		03/01/16	168,175

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$50	Energy Transfer Partners LP	9.00%	04/15/19	$60,314
100	Energy XXI Gulf Coast, Ltd.	9.25	12/15/17	98,000
25	EQT Corp.	8.125	06/01/19	30,355
125	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.50	05/15/19	115,625
30	Marathon Petroleum Corp. (a)	5.125	03/01/21	31,300
95	QEP Resources, Inc.	6.875	03/01/21	99,750
125	SandRidge Energy, Inc.	8.75	01/15/20	123,125
150	Venoco, Inc.	8.875	02/15/19	129,750
130	Williams Cos., Inc. (The)	7.875	09/01/21	154,392

				1,349,784

	Finance (11.9%)
255	Ally Financial, Inc.	6.25	12/01/17	223,089
215	Ally Financial, Inc.	7.50	09/15/20	195,381
50	Brandywine Operating Partnership LP	4.95	04/15/18	48,370
13	CA FM Lease Trust (a)(c)	8.50	07/15/17	14,781
25	Citigroup, Inc. (h)	8.125	07/15/39	30,059
85	Citigroup, Inc. (h)	8.50	05/22/19	102,814
70	CNA Financial Corp.	5.75	08/15/21	70,766
80	Digital Realty Trust LP	4.50	07/15/15	81,715
125	Dolphin Subsidiary II, Inc. (a)(i)	7.25	10/15/21	121,562
40	General Electric Capital Corp.	5.30	02/11/21	41,572
50	Genworth Financial, Inc.	7.20	02/15/21	42,561
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	140,084
35	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	40,808
60	Hartford Financial Services Group, Inc. (j)	5.50	03/30/20	58,599
75	HCP, Inc.	5.625	05/01/17	77,905
50	Health Care REIT, Inc.	6.125	04/15/20	52,231
275	International Lease Finance Corp.	8.25	12/15/20	270,187
65	JPMorgan Chase & Co.	4.625	05/10/21	66,578
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	77,700
25	MetLife, Inc.	7.717	02/15/19	30,689
30	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	30,090
35	Nationwide Financial Services (a)	5.375	03/25/21	34,293
112	NSG Holdings LLC/NSG Holdings, Inc. (a)	7.75	12/15/25	109,200
30	Principal Financial Group, Inc.	8.875	05/15/19	38,259
35	Prudential Financial, Inc., MTN	6.625	12/01/37	38,432
275	Regions Financial Corp.	5.75	06/15/15	266,750
30	Santander Holdings USA, Inc.	4.625	04/19/16	28,931
215	SLM Corp., MTN	6.25	01/25/16	211,226
60	SLM Corp., MTN	8.00	03/25/20	59,382
75	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	72,165
30	Wachovia Corp.	5.625	10/15/16	32,465
60	Wells Operating Partnership II LP	5.875	04/01/18	61,368
55	Willis Group Holdings PLC	4.125	03/15/16	55,965

				2,825,977

	Industrials (2.4%)
40	Bemis Co., Inc. (i)	4.50	10/15/21	40,561
45	Cooper US, Inc.	5.25	11/15/12	47,118
45	CRH America, Inc.	6.00	09/30/16	48,248
75	Graphic Packaging International, Inc.	7.875	10/01/18	77,250
25	Masco Corp.	6.125	10/03/16	24,405
185	RBS Global, Inc./Rexnord LLC	8.50	05/01/18	178,062
125	Sealed Air Corp. (a)(i)	8.125	09/15/19	126,563
30	Union Pacific Corp.	6.125	02/15/20	36,507

				578,714

	Technology (1.3%)
135	CDW LLC/CDW Finance Corp. (a)	8.50	04/01/19	119,475
11	First Data Corp. (a)	12.625	01/15/21	8,195
35	KLA-Tencor Corp.	6.90	05/01/18	40,047
95	SunGard Data Systems, Inc.	7.375	11/15/18	88,825
30	SunGard Data Systems, Inc.	10.625	05/15/15	31,425

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

$20		Xerox Corp.	6.35%		05/15/18	$22,764

						310,731

		Utilities (2.4%)
40		FirstEnergy Solutions Corp.	6.05		08/15/21	44,376
245		GenOn Americas Generation LLC	8.50		10/01/21	211,925
115		NRG Energy, Inc.	8.50		06/15/19	111,550
60		PPL WEM Holdings PLC (a)	3.90		05/01/16	62,963
150		Puget Energy, Inc.	6.50		12/15/20	153,259

						584,073

		Total Domestic Corporate Bonds (Cost $13,225,214)				12,764,291

		Asset-Backed Securities (2.7%)
100		Ally Master Owner Trust (a)	2.88		04/15/15	102,540
75		CVS Pass-Through Trust	6.036		12/10/28	78,877
125		Ford Credit Floorplan Master Owner Trust (a)	1.929	(g)	02/15/17	129,120
200		FUEL Trust (a)	4.207		04/15/16	199,460
20		Specialty Underwriting & Residential Finance	0.505	(g)	05/25/35	15,268
125		Westlake Automobile Receivables Trust (a)	5.00		05/15/15	125,417

		Total Asset-Backed Securities (Cost $644,267)				650,682

		Agency Fixed Rate Mortgages (0.6%)
		Federal National Mortgage Association, Conventional Pools:
97			6.50		07/01/29–11/01/33	108,753
34			7.00		02/01/33	38,820
(k	)		8.00		02/01/12	132
1		Government National Mortgage Association, Various Pool	8.00		06/15/26	690

		Total Agency Fixed Rate Mortgages (Cost $135,926)				148,395

		U.S. Treasury Securities (8.6%)
		U.S. Treasury Bonds
200			3.50		02/15/39	222,407
455			4.75		02/15/41	621,786
		U.S. Treasury Notes
835			2.25		01/31/15–03/31/16	886,845
280			2.75		02/28/18	305,178

		Total U.S. Treasury Securities (Cost $1,925,826)				2,036,216

		Municipal Bonds (1.4%)
35		Chicago Transit Authority	6.20		12/01/40	40,654
15		City of Chicago, IL, O’Hare International Airport Revenue	6.395		01/01/40	18,199
30		City of New York, NY, Series G-1	5.968		03/01/36	36,586
75		Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	88,180
		Municipal Electric Authority of Georgia
15			6.637		04/01/57	16,364
20			6.655		04/01/57	21,328
30		New York City Transitional Finance Authority	5.267		05/01/27	33,853
		State of California, General Obligation Bonds
40			5.95		04/01/16	45,568
25			6.65		03/01/22	30,432

		Total Municipal Bonds (Cost $286,662)				331,164

		Mortgages — Other (4.7%)
180		Banc of America Alternative Loan Trust	5.913	(g)	10/25/36	113,480
119		Chase Mortgage Finance Corp.	6.00		11/25/36	100,275
114		Countrywide Alternative Loan Trust	6.00		04/25/36	76,557
199		Countrywide Home Loan Mortgage Pass-Through Trust	0.535	(g)	04/25/46	61,502
77		First Horizon Alternative Mortgage Securities	6.25		08/25/36	54,437

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$10	GMAC Mortgage Corp. Loan Trust (a)	4.25%		07/25/40	$9,541
87	GS Mortgage Securities Corp. (a)	7.50	(g)	09/25/36	69,124
	Lehman Mortgage Trust
72		5.50		11/25/35	65,726
122		5.50		02/25/36	110,250
92		6.50		09/25/37	73,084
	Residential Accredit Loans, Inc.
87		0.735	(g)	03/25/35	52,577
105		6.00		04/25/36	71,353
171	Structured Adjustable Rate Mortgage Loan Trust	2.465	(g)	08/25/34	140,492
217	WaMu Mortgage Pass-Through Certificates	1.012	(g)	05/25/47	131,288

	Total Mortgages — Other (Cost $1,170,740)				1,129,686

	Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
262	Federal Home Loan Mortgage Corporation, IO REMIC	5.911	(g)	07/15/37	37,385
220	Federal National Mortgage Association, IO REMIC	6.465	(g)	02/25/24	24,230
35	IO STRIPS	6.50	(g)	12/01/29	3,928
34		7.00	(g)	11/01/19	4,282
50		7.00		12/01/34	11,511
87		8.00	(g)	06/01/35	23,762

	Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $67,742)				105,098

NUMBER OF
SHARES
	Preferred Stocks (0.7%)
	Consumer Finance (0.4%)
5,425	GMAC Capital Trust I	99,006

	Diversified Financial Services (0.3%)
82	Ally Financial, Inc. $70.00 (a)	54,917

	Total Preferred Stocks (Cost $171,474)	153,923

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
563	ORBCOMM, Inc. (l)	1,436

	Electric Utilities (0.0%)
13	PNM Resources, Inc. (e)	213

	Wireless Telecommunication Services (0.0%)
49	USA Mobility, Inc. (e)	647

	Total Common Stocks (Cost $365)	2,296

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (4.9%)
	U.S. Treasury Security (0.6%)
$150	U.S. Treasury Bill (Cost $149,987)(m)(n)	0.018%	03/22/12	149,987

NUMBER OF
SHARES (000)
	Investment Company (4.3%)
1,018	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,018,139)(o)	1,018,139

	Total Short-Term Investments (Cost $1,168,126)	1,168,126

Total Investments (Cost $23,988,869) (p)(q)	99.9%	23,804,137
Other Assets in Excess of Liabilities	0.1	16,163

Net Assets	100.0%	$23,820,300

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

IO	Interest Only.

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

REMIC	Real Estate Mortgage Investment Conduit.

STRIPS	Separate Trading of Registered Interest and Principal of Securities.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Payment-in-kind security.

(c)	At September 30, 2011, the Portfolio held fair valued securities valued at $14,781, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Issuer in bankruptcy.

(e)	Acquired through exchange offer.

(f)	Non-income producing security; bond in default.

(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2011.

(h)	For the nine months ended September 30, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $91,907, including realized gains of $17,113.

(i)	When-issued security.

(j)	For the nine months ended September 30, 2011, there were no transactions in Hartford Financial Services Group, Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Fund under the Investment Company Act of 1940.

(k)	Par less than $1,000.

(l)	Non-income producing security.

(m)	Rate shown is the yield to maturity at September 30, 2011.

(n)	A portion of this security has been physically segregated in connection with open swap agreements.

(o)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(p)	Securities have been designated as collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.

(q)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at September 30, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

JPMorgan Chase Bank	KRW	43,500,000		$36,748	10/12/11	$(161)
JPMorgan Chase Bank		$40,510	KRW	43,500,000	10/12/11	(3,602)
JPMorgan Chase Bank	CHF	10,000		$12,252	10/14/11	1,217
UBS AG	CHF	143,000		$181,881	10/14/11	24,084
UBS AG	EUR	54,953		$79,009	10/14/11	5,391
UBS AG	JPY	11,305,943		$148,001	10/14/11	1,398
UBS AG	SEK	240,000		$37,316	10/14/11	2,356
UBS AG	SEK	630,000		$92,525	10/14/11	754
UBS AG	SEK	245,000		$35,700	10/14/11	11
UBS AG		$23,313	CHF	19,000	10/14/11	(2,347)
UBS AG		$100,882	CHF	86,000	10/14/11	(5,983)
UBS AG		$76,874	EUR	55,000	10/14/11	(3,193)
UBS AG		$67,915	JPY	5,190,000	10/14/11	(617)
UBS AG		$42,072	JPY	3,240,000	10/14/11	(60)
UBS AG		$139,130	NOK	760,000	10/14/11	(9,724)
UBS AG		$35,884	NOK	210,000	10/14/11	(127)
UBS AG		$136,488	SEK	870,000	10/14/11	(9,756)
JPMorgan Chase Bank		$11,065	CLP	5,338,080	10/21/11	(817)

	Net Unrealized Depreciation					$(1,176)

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued
Futures Contracts Open at September 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

16	Long	U.S. Treasury 2 yr. Note, Dec-11	$3,523,250	$(5,082)
1	Long	U.S. Treasury Ultra Long Bond, Dec-11	158,625	15,946
1	Long	U.S. Treasury 5 yr. Note, Dec-11	122,484	(766)
5	Short	U.S. Treasury 30 yr. Bond, Dec-11	(713,125)	(18,120)
29	Short	U.S. Treasury 10 yr. Note, Dec-11	(3,772,719)	(17,810)

	Net Unrealized Depreciation			$(25,832)

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued
Interest Rate Swap Agreements Open at September 30, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America	EUR 1,190	6 Month EURIBOR	Pay	4.26%	08/18/26	$43,636
Bank of America	$1,595	3 Month LIBOR	Receive	4.35	08/18/26	(57,085)
Bank of America	EUR 1,505	6 Month EURIBOR	Receive	3.61	08/18/31	(37,766)
Bank of America	$1,980	3 Month LIBOR	Pay	4.15	08/18/31	61,539
Barclays Capital	SEK 37,026	3 Month STIBOR	Pay	2.76	07/30/12	27,924
Barclays Capital	17,425	3 Month STIBOR	Pay	2.30	09/12/12	2,174
Barclays Capital	43,354	3 Month STIBOR	Receive	2.89	07/29/13	(61,859)
Credit Suisse	CAD 1,000	3 Month CDOR	Pay	4.07	09/08/20	37,847
Credit Suisse	720	3 Month CDOR	Pay	4.12	09/08/20	28,988
Goldman Sachs	4,040	3 Month CDOR	Receive	2.70	07/15/15	(83,853)

		Net Unrealized Depreciation				$(38,455)

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued
Zero Coupon Swap Agreements Open at September 30, 2011:

	NOTIONAL				PREMIUM	UNREALIZED
	AMOUNT	FLOATING	PAY/RECEIVE	TERMINATION	PAID	APPRECIATION
SWAP COUNTERPARTY	(000)	RATE INDEX	FLOATING RATE	DATE	(RECEIVED)	(DEPRECIATION)

Deutsche Bank	$427	3 Month LIBOR	Receive	11/15/21	—	$(164,974)
Deutsche Bank	500	3 Month LIBOR	Pay	11/15/21	—	97,198

		Net Unrealized Depreciation				$(67,776)

CDOR	Canadian Dealer Offered Rate.

EURIBOR	Euro Interbank Offered Rate.

LIBOR	London Interbank Offered Rate.

STIBOR	Stockholm Interbank Offered Rate.
     Currency Abbreviations:

CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
EUR	Euro.
JPY	Japanese Yen.
KRW	South Korean Won.
NOK	Norwegian Krone.
SEK	Swedish Krona.

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.2%)
	Australia (4.9%)
	Airports
120,248	MAp Group (Stapled Securities) (a)	$372,524

	Diversified
66,640	DUET Group (Stapled Securities) (a)(b)	103,530

	Oil & Gas Storage & Transportation
48,600	APA Group (Stapled Securities) (a)	188,664

	Toll Roads
90,500	Transurban Group (Stapled Securities) (a)	470,470

	Transmission & Distribution
126,357	Spark Infrastructure Group	151,280

	Total Australia	1,286,468

	Brazil (0.6%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	148,320

	Canada (13.4%)
	Oil & Gas Storage & Transportation
45,100	Enbridge, Inc.	1,439,636
50,880	TransCanada Corp.	2,065,498

	Total Canada	3,505,134

	China (13.7%)
	Oil & Gas Storage & Transportation
290,000	Beijing Enterprises Holdings Ltd. (c)	1,447,493
2,481,000	China Gas Holdings Ltd. (c)	615,605
184,000	ENN Energy Holdings Ltd. (c)	595,315
612,000	Sichuan Expressway Co. Ltd. (c)	245,552

		2,903,965

	Ports
130,370	China Merchants Holdings International Co., Ltd. (c)	350,123

	Toll Roads
452,000	Jiangsu Expressway Co., Ltd. H Shares (c)	342,043

	Total China	3,596,131

	France (3.6%)
	Communications
2,687	Eutelsat Communications SA	107,935
34,761	SES SA	844,057

	Total France	951,992

	Germany (0.4%)
	Airports
1,623	Fraport AG Frankfurt Airport Services Worldwide	94,712

	Hong Kong (2.9%)
	Oil & Gas Storage & Transportation
344,260	Hong Kong & China Gas Co., Ltd.	775,090

	Italy (4.5%)
	Oil & Gas Storage & Transportation
115,699	Snam Rete Gas SpA	534,082

	Toll Roads
14,302	Atlantia SpA	205,117
49,752	Societa Iniziative Autostradali e Servizi SpA	383,196

		588,313

	Transmission & Distribution
14,400	Terna Rete Elettrica Nazionale SpA	53,415

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Total Italy	$1,175,810

	Netherlands (1.3%)
	Oil & Gas Storage & Transportation
7,202	Koninklijke Vopak N.V.	345,039

	Spain (4.0%)
	Diversified
11,677	Ferrovial SA	133,389

	Oil & Gas Storage & Transportation
10,533	Enagas SA	193,971

	Toll Roads
35,350	Abertis Infraestructuras SA	543,197

	Transmission & Distribution
3,849	Red Electrica Corp. SA	175,647

	Total Spain	1,046,204

	Switzerland (0.8%)
	Airports
562	Flughafen Zuerich AG (Registered)	211,392

	United Kingdom (14.1%)
	Transmission & Distribution
289,300	National Grid PLC	2,868,431

	Water
25,700	Pennon Group PLC	269,572
11,200	Severn Trent PLC	268,016
28,700	United Utilities Group PLC	277,968

		815,556

	Total United Kingdom	3,683,987

	United States (35.0%)
	Communications
28,560	American Tower Corp. Class A (d)	1,536,528
21,520	Crown Castle International Corp. (d)	875,218
12,640	SBA Communications Corp. Class A (d)	435,827

		2,847,573

	Diversified
50,460	CenterPoint Energy, Inc.	990,025

	Oil & Gas Storage & Transportation
15,251	Enbridge Energy Management LLC (d)	419,250
5,521	Kinder Morgan Management LLC (d)	324,028
22,480	NiSource, Inc.	480,623
1,160	Northwest Natural Gas Co.	51,156
4,960	Oneok, Inc.	327,558
15,880	Sempra Energy	817,820
2,000	Southwest Gas Corp.	72,340
41,895	Spectra Energy Corp.	1,027,684

		3,520,459

	Transmission & Distribution
9,310	ITC Holdings Corp.	720,873
15,580	Northeast Utilities	524,267
8,360	NSTAR	374,612

		1,619,752

	Water
6,220	American Water Works Co., Inc.	187,720

	Total United States	9,165,529

	Total Common Stocks (Cost $23,750,179)	25,985,808

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES (000)
	Short-Term Investment (1.2%)
	Investment Company
317	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $316,748) (e)		$316,748

	Total Investments (Cost $24,066,927) (f)(g)	100.4%	26,302,556
	Liabilities in Excess of Other Assets	(0.4)	(108,396)

	Net Assets	100.0%	$26,194,160

ADR	American Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $13,166,825 and 50.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Summary of Investments ▪ September 30, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$11,966,404	45.5%
Transmission & Distribution	4,868,525	18.5
Communications	3,799,565	14.4
Toll Roads	1,944,023	7.4
Diversified	1,226,944	4.7
Water	1,151,596	4.4
Airports	678,628	2.6
Ports	350,123	1.3
Investment Company	316,748	1.2

	$26,302,556	100.0%

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.0%)
	Air Transport (1.8%)
10,162	Expeditors International of Washington, Inc.	$412,069

	Alternative Energy (3.0%)
4,719	Range Resources Corp.	275,873
13,928	Ultra Petroleum Corp. (a)	386,084

		661,957

	Asset Management & Custodian (0.5%)
2,324	Citigroup, Inc. (b)	59,541
610	Goldman Sachs Group, Inc. (The)	57,675

		117,216

	Beverage: Brewers & Distillers (1.7%)
7,003	Anheuser-Busch InBev N.V. ADR	371,019

	Biotechnology (1.9%)
10,409	Illumina, Inc. (a)	425,936

	Casinos & Gambling (1.3%)
7,564	Las Vegas Sands Corp. (a)	290,004

	Chemicals: Diversified (2.5%)
9,387	Monsanto Co.	563,596

	Commercial Finance & Mortgage Companies (1.5%)
71,968	BM&F Bovespa SA (Brazil)	336,444

	Commercial Services (5.0%)
15,782	eBay, Inc. (a)	465,411
15,861	Leucadia National Corp.	359,728
188	SGS SA (Registered) (Switzerland)	285,116

		1,110,255

	Communications Technology (3.7%)
19,783	Motorola Solutions, Inc.	828,908

	Computer Services, Software & Systems (14.2%)
4,782	Baidu, Inc. ADR (China) (a)	511,244
33,323	Facebook, Inc. Class B (a)(c)(d)	833,075
2,152	Google, Inc. Class A (a)	1,106,946
4,570	Salesforce.com, Inc. (a)	522,259
2,443	VMware, Inc. Class A (a)	196,368

		3,169,892

	Computer Technology (10.2%)
5,223	Apple, Inc. (a)	1,990,903
4,918	NVIDIA Corp. (a)	61,475
11,075	Yandex N.V. Class A (Russia) (a)	226,041

		2,278,419

	Consumer Lending (1.3%)
1,132	CME Group, Inc.	278,925

	Diversified Financial Services (0.3%)
9,200	Bank of America Corp.	56,304

	Diversified Media (3.1%)
8,414	McGraw-Hill Cos., Inc. (The)	344,974
7,881	Naspers Ltd. Class N (South Africa)	341,144

		686,118

	Diversified Retail (15.4%)
9,687	Amazon.com, Inc. (a)	2,094,620
4,227	Costco Wholesale Corp.	347,121
9,916	Fastenal Co.	330,004
2,697	NetFlix, Inc. (a)	305,193

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

780	Priceline.com, Inc. (a)	$350,579

		3,427,517

	Financial Data & Systems (1.5%)
10,992	MSCI, Inc. Class A (a)	333,387

	Insurance: Multi-Line (0.3%)
2,616	American International Group, Inc. (a)	57,421

	Medical Equipment (2.9%)
1,801	Intuitive Surgical, Inc. (a)	656,068

	Metals & Minerals: Diversified (1.5%)
10,222	Molycorp, Inc. (a)	335,997

	Pharmaceuticals (6.1%)
4,388	Allergan, Inc.	361,483
9,742	Mead Johnson Nutrition Co.	670,542
9,047	Valeant Pharmaceuticals International, Inc. (Canada)	335,825

		1,367,850

	Real Estate Investment Trusts (REIT) (3.5%)
27,993	Brookfield Asset Management, Inc. Class A (Canada)	771,207

	Recreational Vehicles & Boats (3.2%)
29,951	Edenred (France)	712,087

	Restaurants (3.0%)
9,238	Starbucks Corp.	344,485
6,668	Yuml Brands, Inc.	329,333

		673,818

	Securities Brokerage & Services (1.1%)
21,742	Charles Schwab Corp. (The)	245,032

	Semiconductors & Components (2.8%)
13,957	ARM Holdings PLC ADR (United Kingdom)	355,904
4,115	First Solar, Inc. (a)	260,109

		616,013

	Wholesale & International Trade (1.7%)
233,633	Li & Fung Ltd. (e)	383,578

	Total Common Stocks (Cost $18,139,178)	21,167,037

	Convertible Preferred Stock (0.7%)
	Alternative Energy
54,420	Better Place, Inc. (Cost $163,260) (a)(c)(d)	163,260

NUMBER OF
SHARES (000)

	Short-Term Investment (4.4%)
	Investment Company
973	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $973,477)(f)		973,477

	Total Investments (Cost $19,275,915) (g)(h)	100.1%	22,303,774
	Liabilities in Excess of Other Assets	(0.1)	(18,964)

	Net Assets	100.0%	$22,284,810

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	For the nine months ended September 30, 2011, the cost of purchases of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $60,157.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

(d)	At September 30, 2011, the Portfolio held fair valued securities valued at approximately $996,335, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Security trades on the Hong Kong exchange.

(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	The approximate market value and percentage of net assets, $1,721,925 and 7.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Focus Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (92.5%)
	Air Transport (2.4%)
43,629	Expeditors International of Washington, Inc.	$1,769,156

	Alternative Energy (2.8%)
74,134	Ultra Petroleum Corp. (a)	2,054,994

	Biotechnology (2.4%)
42,643	Illumina, Inc. (a)	1,744,952

	Chemicals: Diversified (3.4%)
42,181	Monsanto Co.	2,532,547

	Commercial Finance & Mortgage Companies (1.9%)
300,400	BM&F Bovespa SA (Brazil)	1,404,343

	Commercial Services (2.0%)
65,036	Leucadia National Corp.	1,475,016

	Communications Technology (4.9%)
86,748	Motorola Solutions, Inc.	3,634,741

	Computer Services, Software & Systems (15.8%)
20,331	Baidu, Inc. ADR (China) (a)	2,173,587
109,483	Facebook, Inc. Class B (a)(b)(c)	2,737,075
8,932	Google, Inc. Class A (a)	4,594,442
19,103	Salesforce.com, Inc. (a)	2,183,091

		11,688,195

	Computer Technology (12.6%)
21,851	Apple, Inc. (a)	8,329,164
47,192	Yandex N.V. Class A (Russia) (a)	963,189

		9,292,353

	Diversified Media (1.9%)
32,553	Naspers Ltd. Class N (South Africa)	1,409,119

	Diversified Retail (17.2%)
39,881	Amazon.com, Inc. (a)	8,623,469
41,171	Fastenal Co.	1,370,171
11,219	NetFlix, Inc. (a)	1,269,542
3,259	Priceline.com, Inc. (a)	1,464,790

		12,727,972

	Financial Data & Systems (1.9%)
45,639	MSCI, Inc. Class A (a)	1,384,231

	Medical Equipment (3.7%)
7,416	Intuitive Surgical, Inc. (a)	2,701,500

	Metals & Minerals: Diversified (1.9%)
43,405	Molycorp, Inc. (a)	1,426,722

	Pharmaceuticals (3.7%)
40,071	Mead Johnson Nutrition Co.	2,758,087

	Real Estate Investment Trusts (REIT) (4.2%)
112,582	Brookfield Asset Management, Inc. Class A (Canada)	3,101,634

	Recreational Vehicles & Boats (4.2%)
130,095	Edenred (France)	3,093,019

	Semiconductors & Components (3.5%)
58,654	ARM Holdings PLC ADR (United Kingdom)	1,495,677
16,986	First Solar, Inc. (a)	1,073,685

		2,569,362

	Wholesale & International Trade (2.1%)
968,000	Li & Fung Ltd. (d)	1,589,261

	Total Common Stocks (Cost $60,772,490)	68,357,204

	Convertible Preferred Stock (0.7%)
	Alternative Energy
166,815	Better Place, Inc. (Cost $500,445) (a)(b)(c)	$500,445

Morgan Stanley Select Dimensions — Focus Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investments (6.9%)
	Investment Company
5,104	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $5,104,308)(e)		5,104,308

	Total Investments (Cost $66,377,243) (f)(g)	100.1%	73,961,957

	Liabilities in Excess of Other Assets	(0.1)	(55,294)

	Net Assets	100.0%	$73,906,663

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	At September 30, 2011, the Fund held fair valued securities valued at $3,237,520, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security trades on the Hong Kong exchange.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $6,091,399 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Multi Cap Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (94.4%)
	Air Transport (1.9%)
7,910	Expeditors International of Washington, Inc.	$320,751

	Alternative Energy (4.2%)
6,590	Range Resources Corp.	385,251
11,807	Ultra Petroleum Corp. (a)	327,290

		712,541

	Asset Management & Custodian (1.2%)
7,404	Greenhill & Co., Inc.	211,680

	Biotechnology (2.3%)
9,440	Illumina, Inc. (a)	386,285

	Chemicals: Diversified (2.8%)
8,066	Monsanto Co.	484,283

	Commercial Finance & Mortgage Companies (1.7%)
61,071	BM&F Bovespa SA (Brazil)	285,501

	Commercial Services (7.4%)
9,222	CoStar Group, Inc. (a)	479,267
15,388	eBay, Inc. (a)	453,792
14,030	Leucadia National Corp.	318,201

		1,251,260

	Communications Technology (3.9%)
15,676	Motorola Solutions, Inc.	656,824

	Computer Services, Software & Systems (15.2%)
3,559	Baidu, Inc. ADR (China) (a)	380,493
26,507	Facebook, Inc. Class B (a)(b)(c)	662,675
1,721	Google, Inc. Class A (a)	885,248
2,650	LinkedIn Corp. Class A (a)	206,912
3,878	Salesforce.com, Inc. (a)	443,178

		2,578,506

	Computer Technology (11.1%)
4,176	Apple, Inc. (a)	1,591,808
14,150	Yandex N.V. Class A (Russia) (a)	288,801

		1,880,609

	Diversified Media (1.6%)
6,382	Naspers Ltd. Class N (South Africa)	276,257

	Diversified Retail (14.1%)
7,749	Amazon.com, Inc. (a)	1,675,566
12,263	Fastenal Co.	408,113
2,680	NetFlix, Inc. (a)	303,269

		2,386,948

	Financial Data & Systems (5.2%)
13,926	MSCI, Inc. Class A (a)	422,375
13,179	Verisk Analytics, Inc. Class A (a)	458,234

		880,609

	Health Care Services (3.7%)
10,614	athenahealth, Inc. (a)	632,064

	Medical Equipment (3.1%)
1,466	Intuitive Surgical, Inc. (a)	534,034

	Metals & Minerals: Diversified (2.8%)
212,678	Lynas Corp. Ltd. (Australia) (a)	214,932
8,046	Molycorp, Inc. (a)	264,472

		479,404

Morgan Stanley Select Dimensions — Multi Cap Growth Portfolio

Portfolio of Investments . September 30, 2011 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Pharmaceuticals (3.1%)
7,685	Mead Johnson Nutrition Co.		$528,959

	Real Estate Investment Trusts (REIT) (3.8%)
23,702	Brookfield Asset Management, Inc. Class A (Canada)		652,990

	Recreational Vehicles & Boats (3.4%)
23,979	Edenred (France)		570,103

	Wholesale & International Trade (1.9%)
198,026	Li & Fung Ltd. (d)		325,119

	Total Common Stocks (Cost $13,689,292)		16,034,727

	Convertible Preferred Stock (0.7%)
	Alternative Energy
40,264	Better Place, Inc. (Cost $120,792) (a)(b)(c)		120,792

NUMBER OF SHARES (000)
	Short-Term Investment (1.2%)
	Investment Company
192	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $192,580)(e)		192,580

	Total Investments (Cost $14,002,664) (f)(g)	96.3%	16,348,099
	Other Assets in Excess of Liabilities	3.7	631,939

	Net Assets	100.0%	$16,980,038

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	At September 30, 2011, the Portfolio held fair valued securities valued at $783,467, representing 4.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security trades on the Hong Kong exchange.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $1,386,411 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (92.9%)
	Air Transport (2.1%)
13,878	Expeditors International of Washington, Inc.	$562,753

	Alternative Energy (3.4%)
9,456	Range Resources Corp.	552,798
13,755	Ultra Petroleum Corp. (a)	381,288

		934,086

	Asset Management & Custodian (0.5%)
4,956	Greenhill & Co., Inc.	141,692

	Biotechnology (3.5%)
5,995	IDEXX Laboratories, Inc. (a)	413,475
13,574	Illumina, Inc. (a)	555,448

		968,923

	Cement (0.9%)
4,102	Martin Marietta Materials, Inc.	259,328

	Chemicals: Diversified (2.5%)
14,396	Intrepid Potash, Inc. (a)	358,028
9,498	Rockwood Holdings, Inc. (a)	319,988

		678,016

	Commercial Services (5.5%)
11,878	Gartner, Inc. (a)	414,186
16,124	Intertek Group PLC (United Kingdom)	462,299
15,614	Leucadia National Corp.	354,126
4,886	Weight Watchers International, Inc.	284,609

		1,515,220

	Communications Technology (5.2%)
3,315	Millicom International Cellular SA SDR (Sweden)	331,991
26,221	Motorola Solutions, Inc.	1,098,660

		1,430,651

	Computer Services, Software & Systems (12.5%)
15,358	Akamai Technologies, Inc. (a)	305,317
145,500	Alibaba.com Ltd. (China) (b)	134,273
3,618	Citrix Systems, Inc. (a)	197,290
5,380	IHS, Inc. Class A (a)	402,478
4,941	LinkedIn Corp. Class A (a)	385,793
16,289	Red Hat, Inc. (a)	688,373
21,901	Renren, Inc. ADR (China) (a)	111,695
4,828	Salesforce.com, Inc. (a)	551,744
12,505	Solera Holdings, Inc.	631,502

		3,408,465

	Computer Technology (3.0%)
6,374	NVIDIA Corp. (a)	79,675
24,400	Yandex N.V. Class A (Russia) (a)	498,004
14,477	Youku.com, Inc. ADR (China) (a)	236,844

		814,523

	Consumer Lending (1.4%)
3,350	IntercontinentalExchange, Inc. (a)	396,171

	Consumer Services: Miscellaneous (2.3%)
49,924	Qualicorp SA (Brazil) (a)	371,725
258,500	Sun Art Retail Group Ltd. (Hong Kong) (a)	266,136

		637,861

	Cosmetics (0.8%)
13,477	Natura Cosmeticos SA (Brazil)	229,365

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Diversified Materials & Processing (1.7%)
4,220	Schindler Holding AG (Switzerland)	$451,844

	Diversified Media (3.2%)
4,748	Factset Research Systems, Inc.	422,430
10,748	McGraw-Hill Cos., Inc. (The)	440,668

		863,098

	Diversified Retail (9.0%)
1,339	Chipotle Mexican Grill, Inc. (a)	405,650
11,776	Ctrip.com International Ltd. ADR (China) (a)	378,716
6,254	Dollar Tree, Inc. (a)	469,738
23,124	Fastenal Co.	769,567
3,962	NetFlix, Inc. (a)	448,340

		2,472,011

	Education Services (1.0%)
12,211	New Oriental Education & Technology Group, Inc. ADR (China) (a)	280,487

	Financial Data & Systems (5.0%)
23,406	MSCI, Inc. Class A (a)	709,904
18,885	Verisk Analytics, Inc. Class A (a)	656,631

		1,366,535

	Health Care Services (2.7%)
5,034	athenahealth, Inc. (a)	299,775
5,320	Stericycle, Inc. (a)	429,430

		729,205

	Medical & Dental Instruments & Supplies (1.4%)
5,458	Techne Corp.	371,199

	Medical Equipment (3.1%)
2,339	Intuitive Surgical, Inc. (a)	852,051

	Metals & Minerals: Diversified (1.8%)
107,355	Lynas Corp. Ltd. (Australia) (a)	108,493
12,022	Molycorp, Inc. (a)	395,163

		503,656

	Pharmaceuticals (6.4%)
7,995	Gen-Probe, Inc. (a)	457,714
15,807	Ironwood Pharmaceuticals, Inc. (a)	170,715
10,542	Mead Johnson Nutrition Co.	725,606
11,056	Valeant Pharmaceuticals International, Inc. (Canada)	410,399

		1,764,434

	Publishing (1.5%)
7,121	Morningstar, Inc.	401,909

	Recreational Vehicles & Boats (3.4%)
39,076	Edenred (France)	929,035

	Restaurants (1.3%)
12,734	Dunkin’ Brands Group, Inc. (a)	352,732

	Scientific Instruments: Pollution Control (1.2%)
21,065	Covanta Holding Corp.	319,977

	Semiconductors & Components (2.9%)
17,932	ARM Holdings PLC ADR (United Kingdom)	457,266
5,300	First Solar, Inc. (a)	335,013

		792,279

	Shipping (1.4%)
5,432	C.H. Robinson Worldwide, Inc.	371,929

	Textiles Apparel & Shoes (1.3%)
7,573	Lululemon Athletica, Inc. (Canada) (a)	368,426

	Utilities: Electrical (1.0%)
11,381	Brookfield Infrastructure Partners LP (Canada)	277,014

	Total Common Stocks (Cost $26,642,631)	25,444,875

Morgan Stanley Select Dimensions — Mid Cap Growth Portfolio
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Convertible Preferred Stocks (2.6%)
	Alternative Energy (0.6%)
56,056	Better Place, Inc. (a)(c)(d)		$168,168

	Computer Technology (2.0%)
8,291	Groupon, Inc. Series G (a)(c)(d)		530,624

	Total Convertible Preferred Stocks (Cost $430,081)		698,792

	Preferred Stock (0.9%)
	Leisure Time
17,620	Zynga, Inc. Series C (Cost $247,193) (a)(c)(d)		247,193

NUMBER OF SHARES (000)
	Short-Term Investments (4.0%)
	Investment Company
1,090	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $1,089,558)(e)		1,089,558

	Total Investments (Cost $28,409,463) (f)(g)	100.4%	27,480,418
	Liabilities in Excess of Other Assets	(0.4)	(105,625)

	Net Assets	100.0%	$27,374,793

ADR	American Depositary Receipt.

SDR	Swedish Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	At September 30, 2011, the Fund held fair valued securities valued at $945,985, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	The market value and percentage of net assets, $2,232,227 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions Investment Series
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:
Morgan Stanley Select Dimensions — Money Market Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Repurchase Agreements	$57,346,000	—	$57,346,000	—
Commercial Paper	20,986,769	—	20,986,769	—
Certificates of Deposit	5,000,018	—	5,000,018	—
Floating Rate Notes	5,000,000	—	5,000,000	—
Tax-Exempt Instruments	3,000,000	—	3,000,000	—

Total Assets	$91,332,787	—	$91,332,787	—

Morgan Stanley Select Dimensions — Flexible Income Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Sovereign	$2,507,104	—	$2,507,104	—
Corporate Bonds	15,571,447	—	15,556,666	$14,781
Asset-Backed Securities	650,682	—	650,682	—
Agency Fixed Rate Mortgages	148,395	—	148,395	—
U.S. Treasury Securities	2,036,216	—	2,036,216	—
Municipal Bonds	331,164	—	331,164	—
Mortgages — Other	1,129,686	—	1,129,686	—
Collateralized Mortgage Obligations — Agency Collateral Series	105,098	—	105,098	—
Preferred Stocks	153,923	$99,006	54,917	—
Common Stocks
Communications Equipment	1,436	1,436	—	—
Electric Utilities	213	213	—	—
Wireless Telecommunication Services	647	647	—	—

Total Common Stocks	2,296	2,296	—	—

Short-Term Investments
U.S. Treasury Security	149,987	—	149,987	—
Investment Company	1,018,139	1,018,139	—	—

Total Short-Term Investments	1,168,126	1,018,139	149,987	—

Foreign Currency Exchange Contracts	35,211	—	35,211	—
Futures	15,946	15,946	—	—
Interest Rate Swaps	202,108	—	202,108	—
Zero Coupon Swaps	97,198	—	97,198	—

Total Assets	$24,154,600	$1,135,387	$23,004,432	$14,781

Liabilities:
Foreign Currency Exchange Contracts	$(36,387)	—	$(36,387)	—
Futures	(41,778)	$(41,778)	—	—
Interest Rate Swaps	(240,563)	—	(240,563)	—
Zero Coupon Swaps	(164,974)	—	(164,974)	—

Total Liabilities	$(483,702)	$(41,778)	$(441,924)	—

Total	$23,670,898	$1,093,609	$22,562,508	$14,781

Morgan Stanley Select Dimensions — Global Infrastructure Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Airports	$678,628	—	$678,628	—
Communications	3,799,565	$2,847,573	951,992	—
Diversified	1,226,944	990,025	236,919	—
Oil & Gas Storage & Transportation	11,966,404	7,025,593	4,940,811	—
Ports	350,123	—	350,123	—
Toll Roads	1,944,023	—	1,944,023	—
Transmission & Distribution	4,868,525	1,619,752	3,248,773	—
Water	1,151,596	336,040	815,556	—

Total Common Stocks	25,985,808	12,818,983	13,166,825	—

Short-Term Investment — Investment Company	316,748	316,748	—	—

Total Assets	$26,302,556	$13,135,731	$13,166,825	—

Morgan Stanley Select Dimensions — Growth Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$412,069	$412,069	—	—
Alternative Energy	661,957	661,957	—	—
Asset Management & Custodian	117,216	117,216	—	—
Beverage: Brewers & Distillers	371,019	371,019	—	—
Biotechnology	425,936	425,936	—	—
Casinos & Gambling	290,004	290,004	—	—
Chemicals: Diversified	563,596	563,596	—	—
Commercial Finance & Mortgage Companies	336,444	336,444	—	—
Commercial Services	1,110,255	825,139	$285,116	—
Communications Technology	828,908	828,908	—	—
Computer Services, Software & Systems	3,169,892	2,336,817	—	$833,075
Computer Technology	2,278,419	2,278,419	—	—
Consumer Lending	278,925	278,925	—	—
Diversified Financial Services	56,304	56,304	—	—
Diversified Media	686,118	344,974	341,144	—
Diversified Retail	3,427,517	3,427,517	—	—
Financial Data & Systems	333,387	333,387	—	—
Insurance: Multi-Line	57,421	57,421	—	—
Medical Equipment	656,068	656,068	—	—
Metals & Minerals: Diversified	335,997	335,997	—	—
Pharmaceuticals	1,367,850	1,367,850	—	—
Real Estate Investment Trusts (REIT)	771,207	771,207	—	—
Recreational Vehicles & Boats	712,087	—	712,087	—
Restaurants	673,818	673,818	—	—
Securities Brokerage & Services	245,032	245,032	—	—
Semiconductors & Components	616,013	616,013	—	—
Wholesale & International Trade	383,578	—	383,578	—

Total Common Stocks	21,167,037	18,612,037	1,721,925	833,075

Convertible Preferred Stock	163,260	—	—	163,260
Short-Term Investment - Investment Company	973,477	973,477	—	—

Total Assets	$22,303,774	$19,585,514	$1,721,925	$996,335

Morgan Stanley Select Dimensions — Focus Growth Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$1,769,156	$1,769,156	—	—
Alternative Energy	2,054,994	2,054,994	—	—
Biotechnology	1,744,952	1,744,952	—	—
Chemicals: Diversified	2,532,547	2,532,547	—	—
Commercial Finance & Mortgage Companies	1,404,343	1,404,343	—	—
Commercial Services	1,475,016	1,475,016	—	—
Communications Technology	3,634,741	3,634,741	—	—
Computer Services, Software & Systems	11,688,195	8,951,120	—	$2,737,075
Computer Technology	9,292,353	9,292,353	—	—
Diversified Media	1,409,119	—	$1,409,119	—
Diversified Retail	12,727,972	12,727,972	—	—
Financial Data & Systems	1,384,231	1,384,231	—	—
Medical Equipment	2,701,500	2,701,500	—	—
Metals & Minerals: Diversified	1,426,722	1,426,722	—	—
Pharmaceuticals	2,758,087	2,758,087	—	—
Real Estate Investment Trusts (REIT)	3,101,634	3,101,634	—	—
Recreational Vehicles & Boats	3,093,019	—	3,093,019	—
Semiconductors & Components	2,569,362	2,569,362	—	—
Wholesale & International Trade	1,589,261	—	1,589,261	—

Total Common Stocks	68,357,204	59,528,730	6,091,399	2,737,075

Convertible Preferred Stock	500,445	—	—	500,445
Short-Term Investments — Investment Companies	5,104,308	5,104,308	—	—

Total Assets	$73,961,957	$64,633,038	$6,091,399	$3,237,520

Morgan Stanley Select Dimensions — Multi Cap Growth
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$320,751	$320,751	—	—
Alternative Energy	712,541	712,541	—	—
Asset Management & Custodian	211,680	211,680	—	—
Biotechnology	386,285	386,285	—	—
Chemicals: Diversified	484,283	484,283	—	—
Commercial Finance & Mortgage Companies	285,501	285,501	—	—
Commercial Services	1,251,260	1,251,260	—	—
Communications Technology	656,824	656,824	—	—
Computer Services, Software & Systems	2,578,506	1,915,831	—	$662,675
Computer Technology	1,880,609	1,880,609	—	—
Diversified Media	276,257	—	$276,257	—
Diversified Retail	2,386,948	2,386,948	—	—
Financial Data & Systems	880,609	880,609	—	—
Health Care Services	632,064	632,064	—	—
Medical Equipment	534,034	534,034	—	—
Metals & Minerals: Diversified	479,404	264,472	214,932	—
Pharmaceuticals	528,959	528,959	—	—
Real Estate Investment Trusts (REIT)	652,990	652,990	—	—
Recreational Vehicles & Boats	570,103	—	570,103	—
Wholesale & International Trade	325,119	—	325,119	—

Total Common Stocks	16,034,727	13,985,641	1,386,411	662,675

Convertible Preferred Stock	120,792	—	—	120,792
Short-Term Investments — Investment Company	192,580	192,580	—	—

Total Assets	$16,348,099	$14,178,221	$1,386,411	$783,467

Morgan Stanley Select Dimensions — Mid Cap Portfolio
Portfolio of Investments ■ September 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$562,753	$562,753	—	—
Alternative Energy	934,086	934,086	—	—
Asset Management & Custodian	141,692	141,692	—	—
Biotechnology	968,923	968,923	—	—
Cement	259,328	259,328	—	—
Chemicals: Diversified	678,016	678,016	—	—
Commercial Services	1,515,220	1,052,921	$462,299	—
Communications Technology	1,430,651	1,098,660	331,991	—
Computer Services, Software & Systems	3,408,465	3,274,192	134,273	—
Computer Technology	814,523	814,523	—	—
Consumer Lending	396,171	396,171	—	—
Consumer Services: Miscellaneous	637,861	371,725	266,136	—
Cosmetics	229,365	229,365	—	—
Diversified Materials & Processing	451,844	451,844	—	—
Diversified Media	863,098	863,098	—	—
Diversified Retail	2,472,011	2,472,011	—	—
Education Services	280,487	280,487	—	—
Financial Data & Systems	1,366,535	1,366,535	—	—
Health Care Services	729,205	729,205	—	—
Medical & Dental Instruments & Supplies	371,199	371,199	—	—
Medical Equipment	852,051	852,051	—	—
Metals & Minerals: Diversified	503,656	395,163	108,493	—
Pharmaceuticals	1,764,434	1,764,434	—	—
Publishing	401,909	401,909	—	—
Recreational Vehicles & Boats	929,035	—	929,035	—
Restaurants	352,732	352,732	—	—
Scientific Instruments: Pollution Control	319,977	319,977	—	—
Semiconductors & Components	792,279	792,279	—	—
Shipping	371,929	371,929	—	—
Textiles Apparel & Shoes	368,426	368,426	—	—
Utilities: Electrical	277,014	277,014	—	—

Total Common Stocks	25,444,875	23,212,648	2,232,227	—

Convertible Preferred Stocks	698,792	—	—	$698,792
Preferred Stock	247,193	—	—	247,193
Short-Term Investments - Investment Companies	1,089,558	1,089,558	—	—

Total Assets	$27,480,418	$24,302,206	$2,232,227	$945,985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

Global		Focus	Multi Cap	Mid Cap
Infrastructure	Growth	Growth	Growth	Growth
$11,746,825	$1,721,926	$6,091,398	$1,386,411	$1,634,100

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible
	Income	Growth		Focus Growth		Multi Cap Growth		Mid Cap Growth
			Covertible		Covertible		Covertible	Convertible
	Corporate Bonds	Common Stock	Preferred Stock	Common Stock	Preferred Stock	Common Stock	Preferred Stock	Preferred Stock	Preferred Stock
Beginning Balance	$19,199	—	$163,260	$1,747,698	$500,445	—	$120,792	$430,081	—
Purchases	—	$733,162	—	444,691	—	$583,198	—	—	$247,193
Sales	—	—	—	—	—	—	—	—	—
Amortization of discount	(3,259)	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(685)	99,913	—	544,686	—	79,477	—	268,711	—
Realized gains (losses)	(474)	—	—	—	—	—	—	—	—

Ending Balance	$14,781	$833,075	$163,260	$2,737,075	$500,445	$662,675	$120,792	$698,792	$247,193

Net change in unrealized appreciation/depreication from investments still held as of September 30, 2011	$(685)	$99,913	—	$544,686	—	$79,477	—	$268,711	—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011